United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—76.9%
		Consumer Discretionary—7.7%
33,550	[1]	Amazon.com, Inc.	$59,633,112
7,500	[1]	Booking Holdings, Inc.	15,215,400
100,000	[2]	Ctrip.com International Ltd., ADR	4,115,000
1,355,000	[1,2]	Floor & Decor Holdings, Inc.	64,701,250
977,581	[1,2]	GreenTree Hospitality Group Ltd., ADR	16,423,361
500,000		Hilton Worldwide Holdings, Inc.	39,330,000
96,900		Home Depot, Inc.	19,139,688
1,293,500	[1]	Hudson Ltd.	21,860,150
200,000	[1]	JD.com, Inc., ADR	7,172,000
758,500		Las Vegas Sands Corp.	54,536,150
373,600		Moncler S.p.A	16,471,239
33,894,000		NagaCorp Ltd.	38,070,112
2,581,000		Samsonite International SA	9,791,722
480,000	[2]	Six Flags Entertainment Corp.	31,176,000
145,000		Vail Resorts, Inc.	40,146,150
284,000	[1,2]	Weight Watchers International, Inc.	25,426,520
508,000	[2]	Wingstop, Inc.	25,069,800
		TOTAL	488,277,654
		Consumer Staples—0.3%
91,000		Constellation Brands, Inc., Class A	19,130,930
		Energy—0.2%
450,000		US Silica Holdings, Inc.	12,132,000
		Financials—5.9%
250,000		Affiliated Managers Group	40,002,500
1,000,000	[2]	Ares Management LP	21,350,000
855,109		Bank of New York Mellon Corp.	45,722,678
181,300	[2]	BlackRock, Inc.	91,150,388
1	[1,3,4]	FA Private Equity Fund IV LP	477,111
4,850,000		FinecoBank Banca Fineco SPA	56,961,072
843,042	[1]	Focus Financial Partners, Inc.	34,345,531
865,685	[2]	Hamilton Lane, Inc.	42,392,595
1	[1,3,4]	Infrastructure Fund	0
3,421,000		Mediobanca Spa	35,439,634
1,125,000	[1,2]	Qudian, Inc., ADR	8,718,750
		TOTAL	376,560,259
		Health Care—28.4%
290,000		Agilent Technologies, Inc.	19,151,600
439,610	[1]	Albireo Pharma, Inc	13,869,695
112,900	[1]	Align Technology, Inc.	40,265,785
850,000	[1]	Amphastar Pharmaceuticals, Inc.	14,832,500
268,200	[1,2]	AnaptysBio, Inc.	21,005,424
1	[3,4]	Apollo Investment Fund V	164,177
1,793,314	[1,2]	Argenx SE	163,166,404
475,000	[1]	Argenx SE, ADR	43,106,250
401,500	[1,2]	Atara Biotherapeutics, Inc.	15,076,325
22,800	[1]	Biogen, Inc.	7,623,636
6,978,566	[1,4]	BioNano Genomics, Inc.	0
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
860,000	[1]	Boston Scientific Corp.	$28,904,600
525,000	[1,2]	CRISPR Therapeutics AG	25,063,500
1,340,500	[1]	Calithera Biosciences, Inc.	5,965,225
8,019,000	[1]	Catabasis Pharmaceuticals, Inc.	5,533,110
540,000	[1,2]	Clementia Pharmaceuticals, Inc.	5,470,200
5,502,500	[1,2]	ContraFect Corp.	10,949,975
11,000,000	[1]	Corcept Therapeutics, Inc.	144,430,000
500,000		Danaher Corp.	51,290,000
200,000	[1]	Dexcom, Inc.	19,026,000
8,829,511	[1,2,4]	Dyax Corp.	21,455,712
1,049,081	[1]	Dynavax Technologies Corp.	14,162,593
270,000	[1,2]	Editas Medicine, Inc.	8,029,800
185,000	[1]	Edwards Lifesciences Corp.	26,353,250
179,747	[1,2]	GW Pharmaceuticals PLC, ADR	24,278,427
510,000	[1]	Galapagos NV	56,156,235
735,000	[1]	Galapagos NV, ADR	80,497,200
277,451	[1]	Genmab A/S	47,538,909
600,000	[1,2]	Glaukos Corp.	24,966,000
100,000	[1]	IDEXX Laboratories, Inc.	24,493,000
230,000	[1]	Illumina, Inc.	74,602,800
160,000	[1,2]	Insulet Corp.	13,305,600
530,000	[1,2]	Intellia Therapeutics, Inc.	14,108,600
575,000	[1,2]	Intersect ENT, Inc.	18,601,250
1	[1,3,4]	Latin Healthcare Fund	353,482
6,075,000	[1,2]	Minerva Neurosciences, Inc.	48,903,750
271,800	[1]	Myokardia, Inc.	15,601,320
249,256	[1]	Nektar Therapeutics	13,110,866
360,294	[1,2]	Nevro Corp.	20,270,140
215,000	[1]	PRA Health Sciences, Inc.	22,605,100
235,000	[1,2]	Penumbra, Inc.	33,428,750
880,000	[1,2]	Poxel SA	7,346,003
6,250,000	[1]	Progenics Pharmaceuticals, Inc.	49,906,250
550,000	[1,2]	Repligen Corp.	26,581,500
322,253	[1,2]	Rocket Pharmaceuticals, Inc.	6,609,409
5,585,000	[1,2]	Scynexis, Inc.	8,880,150
1,300,000	[1,2]	Seres Therapeutics, Inc.	9,841,000
959,018	[1,4]	Soteira, Inc.	0
1,160,000	[1,2]	Spark Therapeutics, Inc.	88,995,200
158,200		Stryker Corp.	25,826,150
1,417,893	[1,2]	Tandem Diabetes Care, Inc.	39,077,131
989,334	[1,2]	Ultragenyx Pharmaceutical, Inc.	78,266,213
766,876	[1,2]	UniQure N.V.	23,688,800
2,170,000	[1]	Veeva Systems, Inc.	164,117,100
672,341	[1,2]	Zogenix, Inc.	38,155,352
		TOTAL	1,805,007,448
		Industrials—9.3%
1,360,000		Air Lease Corp.	59,785,600
2,275,000	[1,2]	Azul S.A., ADR	43,566,250
171,000	[1]	CoStar Group, Inc.	71,110,350
410,000		Fortive Corp.	33,652,800
3,515,850		GrafTech International Ltd.	74,536,020
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
641,300	[2]	Heico Corp.	$48,976,081
35,000	[1,2]	IHS Markit Ltd.	1,856,050
180,000	[2]	KAR Auction Services, Inc.	10,701,000
643,300	[1,2]	Mercury Systems, Inc.	26,844,909
300,000		Roper Technologies, Inc.	90,570,000
320,000	[1]	Verisk Analytics, Inc.	35,398,400
187,000	[2]	Wabtec Corp.	20,629,840
740,000	[1]	XPO Logistics, Inc.	73,792,800
		TOTAL	591,420,100
		Information Technology—21.1%
70,000	[1,2]	2U, Inc.	5,296,200
85,000		Activision Blizzard, Inc.	6,240,700
60,800	[1]	Adobe Systems, Inc.	14,876,544
3,300,000	[1,2]	Advanced Micro Devices, Inc.	60,489,000
265,000	[1,2]	Alibaba Group Holding Ltd., ADR	49,615,950
239,800		Broadcom, Inc.	53,180,446
900,000	[1,2]	Coupa Software, Inc.	55,179,000
50,000	[1,2]	DocuSign, Inc.	2,695,000
380,000	[1,2]	Dropbox, Inc.	10,172,600
7,865,895	[1]	Evry AS	31,208,695
1,059,322	[1,3,4]	Expand Networks Ltd.	0
3,016,466	[1,2]	GDS Holdings Ltd., ADR	65,849,453
931,100	[1,2]	GoDaddy, Inc.	68,547,582
1,231,878	[1,2]	GreenSky, Inc.	21,311,489
420,000	[1,2]	GrubHub, Inc.	51,193,800
140,000	[1,2]	Guidewire Software, Inc.	12,068,000
1,468,800		Marvell Technology Group Ltd.	31,300,128
454,000	[1]	MindBody, Inc.	16,956,900
2,150,000	[1,2]	Pagseguro Digital Ltd.	57,878,000
575,000	[1]	Q2 Holdings, Inc.	34,011,250
1,300,000	[1]	Radware Ltd.	34,346,000
600,000	[1]	Rapid7, Inc.	16,686,000
600,000	[1]	RealPage, Inc.	33,060,000
150,000	[1,2]	Red Hat, Inc.	21,184,500
135,000	[1]	Salesforce.com, Inc.	18,515,250
3,751	[1,3,4]	Sensable Technologies, Inc.	0
770,778	[1,2]	ServiceNow, Inc.	135,626,097
300,000	[1,2]	Shopify, Inc.	41,463,000
1,090,000	[1,2]	Splunk, Inc.	104,749,000
93,000	[1]	Spotify Technology SA	17,003,190
100,000		Tencent Holdings Ltd.	4,546,359
392,951	[1]	Tyler Technologies, Inc.	88,410,045
770,000	[1,2]	Workday, Inc.	95,495,400
575,000	[1]	WorldPay, Inc.	47,259,250
226,400	[1,2]	Zillow Group, Inc.	12,610,480
950,000	[1,2]	Zuora, Inc.	23,303,500
		TOTAL	1,342,328,808
		Materials—2.2%
210,000	[2]	Albemarle Corp.	19,782,000
380,148	[1]	Ingevity Corp.	37,889,351
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
184,769		Sherwin-Williams Co.	$81,433,241
		TOTAL	139,104,592
		Real Estate—1.8%
350,000	[1]	CBRE Group, Inc.	17,430,000
375,000	[2]	Crown Castle International Corp.	41,561,250
600,000		MGM Growth Properties LLC	18,180,000
474,000		Ryman Hospitality Properties	40,294,740
		TOTAL	117,465,990
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,637,242,032)	4,891,427,781
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
585,000	[4]	Alector, Inc.	8,898,130
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,316,010)	8,898,130
		WARRANTS—0.2%
		Health Care—0.2%
8,019,000	[1]	Catabasis Pharmaceuticals, Inc., 6/22/2022	4,526,725
1,735,000	[1]	ContraFect Corp., 7/27/2021	1,444,041
3,445,000	[1]	ContraFect Corp., 7/20/2022	2,194,121
1,695,000	[1]	SCYNEXIS, Inc., 3/14/2019	364,425
848,250	[1]	SCYNEXIS, Inc., 4/6/2021	400,204
1,017,000	[1]	SCYNEXIS, Inc., 3/8/2023	842,279
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	9,771,795
		INVESTMENT COMPANIES—35.9%
176,110,095		Federated Government Obligations Fund, Premier Shares, 1.80%[5]	176,110,095
2,103,461,974		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[5]	2,103,753,177
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,279,648,937)	2,279,863,272
		TOTAL INVESTMENT IN SECURITIES—113.1% (IDENTIFIED COST $4,930,258,779)	7,189,960,978
		OTHER ASSETS AND LIABILITIES - NET—(13.1)%[6]	(831,445,869)
		TOTAL NET ASSETS—100%	$6,358,515,109
4

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the nine months ended July 31, 2018, were as follows:
Affiliated	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Financials:
Hamilton Lane, Inc.	865,685	—	—	865,685	$42,392,595	$18,594,913	$—	$486,948
Health Care:
Argenx SE	1,792,250	1,064	—	1,793,314	$163,166,404	$121,719,810	$—	$—
Argenx SE, ADR	388,800	296,300	(210,100)	475,000	$43,106,250	$29,712,554	$9,306,991	$—
Calithera Biosciences, Inc.	—	1,340,500	—	1,340,500	$5,965,225	$(3,964,404)	$—	$—
Catabasis Pharmaceuticals, Inc.	—	8,019,000		8,019,000	$5,533,110	$(2,485,890)	$—	$—
ContraFect Corp.	5,180,000	322,500	—	5,502,500	$10,949,975	$4,969,575	$—	$—-
ContraFect Corp., Warrants, 7/27/2021	1,735,000	—	—	1,735,000.00	$1,444,041	$748,479	$—	$—
ContraFect Corp., Warrants 7/20/2022	3,445,000	—	—	3,445,000	$2,194,121	$1,135,473	$—	$—
Corcept Therapeutics, Inc.	10,752,426	1,004,369	(756,795)	11,000,000	$144,430,000	$(71,007,380)	$(466,870)	$—
Dyax Corp.	8,829,511	—	—	8,829,511	$21,455,712	$264,886	$—	$—
Minerva Neuroscien-ces, Inc.	6,325,000	—	(250,000)	6,075,000	$48,903,750	$11,672,390	$(566,140)	$—
Progenics Pharmaceuti-cals, Inc.	9,940,101	—	(3,690,101)	6,250,000	$49,906,250	$15,391,031	$2,420,478	$—
SCYNEXIS, Inc.	3,325,000	2,260,000	—	5,585,000	$8,880,150	$(1,522,750)	$—	$—
SCYNEXIS, Warrants, 3/14/2019	—	1,695,000	—	1,695,000	$364,425	$364,425	$—	$—
SCYNEXIS, Warrants, 4/6/2021	848,250	—	—	848,250	$400,204	$(399,102)	$—	$—
SCYNEXIS, Warrants, 3/8/2023	—	1,017,000	—	1,017,000	$842,279	$842,279	$—	$—
Soteira, Inc.	959,018	—	—	959,018	$0	$0	$—	$—
Information Technology:
Zuora, Inc.	—	1,000,000	(50,000)	950,000	$23,303,500	$6,053,852	$260,730	$—
TOTAL OF AFFILIATED TRANSACTIONS	54,386,041	16,955,733	(4,956,996)	66,384,778	$573,237,991	$132,090,141	$10,955,189	$486,948
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	145,562,751	723,061,148	868,623,899
Purchases/Additions	1,824,019,119	3,702,059,091	5,526,078,210
Sales/Reductions	(1,793,471,775)	(2,321,658,265)	(4,115,130,040)
Balance of Shares Held 7/31/2018	176,110,095	2,103,461,974	2,279,572,069
Value	$176,110,095	$2,103,753,177	$2,279,863,272
Change in Unrealized Appreciation/Depreciation	N/A	$217,818	$217,818
Net Realized Gain/(Loss)	N/A	$(93,153)	$(93,153)
Dividend Income	$1,481,371	$15,319,911	$16,801,282
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
The average notional value of short futures contracts held by the Fund throughout the period $18,607,776. This is based on amounts held as of each month-end throughout the nine-month period.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$768,984,201	$823,552,792
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $994,770, which represented 0.2% of total net assets.
5

Additional information on restricted securities held at July 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$164,177
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$477,111
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$353,482
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,799,009,257	$—	$22,450,482	$3,821,459,739
International	603,271,659	466,696,383	—	1,069,968,042
Preferred Stocks
Domestic	—	—	8,898,130	8,898,130
Warrants	—	9,771,795	—	9,771,795
Investment Companies	2,279,863,272	—	—	2,279,863,272
TOTAL SECURITIES	$6,682,144,188	$476,468,178	$31,348,612	$7,189,960,978
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Consumer Discretionary—14.6%
59,600	[1]	Amazon.com, Inc.	$105,935,424
22,035	[1]	Booking Holdings, Inc.	44,702,845
861,200		Hilton Worldwide Holdings, Inc.	67,741,992
350,000	[2]	Home Depot, Inc.	69,132,000
960,000		Las Vegas Sands Corp.	69,024,000
195,500	[1,2]	Lululemon Athletica, Inc.	23,450,225
20	[1,3]	New Cotai LLC/Capital	542,073
500,000		TJX Cos., Inc.	48,630,000
235,000	[1]	Ulta Beauty, Inc.	57,431,650
		TOTAL	486,590,209
		Consumer Staples—1.6%
258,900		Constellation Brands, Inc., Class A	54,428,547
		Energy—0.7%
570,000		Halliburton Co.	24,179,400
		Financials—6.0%
1,168,517		Bank of New York Mellon Corp.	62,480,604
129,800	[2]	BlackRock, Inc.	65,258,248
630,200		JPMorgan Chase & Co.	72,441,490
		TOTAL	200,180,342
		Health Care—22.8%
187,000	[1]	Align Technology, Inc.	66,693,550
585,000	[1,2]	Alnylam Pharmaceuticals, Inc.	55,575,000
30,100	[1]	Biogen, Inc.	10,064,537
2,230,000	[1]	Boston Scientific Corp.	74,950,300
123,220	[1,2]	Dexcom, Inc.	11,721,919
475,800	[1]	Edwards Lifesciences Corp.	67,777,710
460,210	[1]	Galapagos NV, ADR	50,402,199
405,891	[1]	Genmab A/S	69,546,029
307,700	[1]	IDEXX Laboratories, Inc.	75,364,961
190,000	[1]	Illumina, Inc.	61,628,400
232,534	[2]	Stryker Corp.	37,961,175
1,165,251	[1]	Veeva Systems, Inc.	88,127,933
305,655	[1,2]	Vertex Pharmaceuticals, Inc.	53,504,908
450,000		Zoetis, Inc.	38,916,000
		TOTAL	762,234,621
		Industrials—10.1%
1,325,000	[1]	AerCap Holdings NV	74,372,250
146,800	[2]	FedEx Corp.	36,093,716
578,700	[1,2]	IHS Markit Ltd.	30,688,461
577,800		Ingersoll-Rand PLC, Class A	56,919,078
370,000		Raytheon Co.	73,271,100
216,173		Roper Technologies, Inc.	65,262,629
		TOTAL	336,607,234
		Information Technology—31.7%
45,800		Activision Blizzard, Inc.	3,362,636
304,800	[1,2]	Alibaba Group Holding Ltd., ADR	57,067,704
60,500	[1,2]	Alphabet, Inc.	74,246,810
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
200,000		Apple, Inc.	$38,058,000
380,000		Broadcom, Inc.	84,272,600
1,140,000	[1,2]	Dropbox, Inc.	30,517,800
285,000	[1]	Facebook, Inc.	49,185,300
923,000		Marvell Technology Group Ltd.	19,669,130
387,300		Mastercard, Inc.	76,685,400
1,170,000		Microsoft Corp.	124,113,600
1,166,300	[1,2]	Pagseguro Digital Ltd.	31,396,796
435,000	[1]	Red Hat, Inc.	61,435,050
625,000	[1]	Salesforce.com, Inc.	85,718,750
396,300	[1,2]	ServiceNow, Inc.	69,732,948
566,000	[1]	Splunk, Inc.	54,392,600
681,900	[2]	Visa, Inc., Class A	93,243,006
250,000	[1]	Workday, Inc.	31,005,000
916,800	[1]	WorldPay, Inc.	75,351,792
		TOTAL	1,059,454,922
		Materials—4.2%
615,000	[2]	Albemarle Corp.	57,933,000
184,078		Sherwin-Williams Co.	81,128,697
		TOTAL	139,061,697
		Real Estate—4.1%
1,400,000	[1,2]	CBRE Group, Inc.	69,720,000
607,450		Crown Castle International Corp.	67,323,683
		TOTAL	137,043,683
		Telecommunication Services—2.2%
1,225,000	[1]	T-Mobile USA, Inc.	73,500,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,106,058,808)	3,273,280,655
		INVESTMENT COMPANIES—7.9%
66,616,481		Federated Government Obligations Fund, Premier Shares, 1.80%[4]	66,616,481
198,569,409		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	198,584,289
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $265,179,335)	265,200,770
		TOTAL INVESTMENT IN SECURITIES—105.9% (IDENTIFIED COST $2,371,238,143)	3,538,481,425
		OTHER ASSETS AND LIABILITIES - NET—(5.9)%[5]	(196,236,312)
		TOTAL NET ASSETS—100%	$3,342,245,113
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	179,711,509	179,711,509
Purchases/Additions	509,903,392	1,423,444,772	1,933,348,164
Sales/Reductions	(443,286,911)	(1,404,586,872)	(1,847,873,783)
Balance of Shares Held 7/31/2018	66,616,481	198,569,409	265,185,890
Value	$66,616,481	$198,584,289	$265,200,770
Change in Unrealized Appreciation/Depreciation	N/A	$19,233	$19,233
Net Realized Gain/(Loss)	N/A	$17,281	$17,281
Dividend Income	$295,175	$1,972,722	$2,267,897
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
2

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$184,991,220	$190,782,599
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
3

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,882,676,935	$—	$542,073	$2,883,219,008
International	320,515,618	69,546,029	—	390,061,647
Investment Companies	265,200,770	—	—	265,200,770
TOTAL SECURITIES	$3,468,393,323	$69,546,029	$542,073	$3,538,481,425
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—89.5%
		Consumer Discretionary—11.3%
210,000	[1,2]	At Home Group, Inc.	$7,616,700
700,000	[2]	Boohoo Group PLC	1,847,808
400,000	[1]	Camping World Holdings, Inc.	8,868,000
155,000	[2]	Canada Goose Holdings, Inc.	8,901,650
83,600		Choice Hotels International, Inc.	6,487,360
12,000	[1]	Cracker Barrel Old Country Store, Inc.	1,757,940
355,000		Delta Corp., Ltd.	1,323,524
100,000	[1,2]	Despegar.com Corp.	2,102,000
136,000	[1,2]	Duluth Holdings, Inc.	3,130,720
310,000	[1,2]	Floor & Decor Holdings, Inc.	14,802,500
195,000	[1,2]	Golden Entertainment, Inc.	6,070,350
377,400	[1,2]	GreenTree Hospitality Group Ltd., ADR	6,340,320
286,600	[2]	Hudson Ltd.	4,843,540
250,000	[2]	Lovesac Co./The	5,000,000
50,000	[2]	Maisons du Monde SA	1,529,222
199,100		Moncler S.p.A	8,777,900
10,238,000		NagaCorp Ltd.	11,499,434
200,000	[1,2]	National Vision Holdings, Inc.	8,132,000
291,000	[2]	Planet Fitness, Inc.	13,828,320
736,500		Samsonite International SA	2,794,112
200,300	[1]	Six Flags Entertainment Corp.	13,009,485
54,300		Vail Resorts, Inc.	15,034,041
51,500	[1,2]	Weight Watchers International, Inc.	4,610,795
250,000	[1]	Wingstop, Inc.	12,337,500
		TOTAL	170,645,221
		Consumer Staples—0.1%
100,000	[2]	elf Beauty, Inc.	1,444,000
		Energy—0.9%
1,298,900	[2]	Independence Contract Drilling, Inc.	5,234,567
292,000		US Silica Holdings, Inc.	7,872,320
		TOTAL	13,106,887
		Financials—4.0%
46,200		Affiliated Managers Group	7,392,462
266,400		Ares Management LP	5,687,640
436,300		Chimera Investment Corp.	8,333,330
874,310		FinecoBank Banca Fineco S.p.A.	10,268,378
197,809	[1,2]	Focus Financial Partners, Inc.	8,058,739
270,916		Hamilton Lane, Inc.	13,266,756
707,000		Mediobanca S.p.A	7,324,122
		TOTAL	60,331,427
		Health Care—29.3%
134,756	[2]	Albireo Pharma, Inc.	4,251,552
403,531	[2]	Amphastar Pharmaceuticals, Inc.	7,041,616
216,300	[2]	AnaptysBio, Inc.	16,940,616
253,560	[2]	Argenx SE	23,070,401
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
313,150	[2]	Argenx SE, ADR	$28,418,363
63,300	[2]	Atara Biotherapeutics, Inc.	2,376,915
120,000	[1,2]	CRISPR Therapeutics AG	5,728,800
513,100	[2]	Calithera Biosciences, Inc.	2,283,295
2,200,000	[2]	Catabasis Pharmaceuticals, Inc.	1,518,000
125,000	[1,2]	Clementia Pharmaceuticals, Inc.	1,266,250
766,300	[2]	ContraFect Corp.	1,524,937
625,000	[2]	Corcept Therapeutics, Inc.	8,206,250
687,507	[1,2]	Cryoport, Inc.	10,147,603
104,092	[2]	Dexcom, Inc.	9,902,272
125,000	[2,3]	Dyax Corp.	303,750
521,000	[2]	Dynavax Technologies Corp.	7,033,500
105,000	[2]	Editas Medicine, Inc.	3,122,700
147,539	[1,2]	GTX, Inc.	2,407,837
36,800	[1,2]	GW Pharmaceuticals PLC, ADR	4,970,576
99,100	[2]	Galapagos NV	10,911,927
190,449	[2]	Galapagos NV, ADR	20,857,975
200,000	[1,2]	GenMark Diagnostics, Inc.	1,336,000
175,168	[1,2]	Glaukos Corp.	7,288,741
4,740,500	[2]	Horizon Discovery Group PLC	11,653,342
307,034	[1,2]	Inspire Medical Systems, Inc.	13,755,123
46,900	[1,2]	Insulet Corp.	3,900,204
122,800	[1,2]	Intellia Therapeutics, Inc.	3,268,936
293,800	[2]	Intersect ENT, Inc.	9,504,430
100,000	[2]	iRhythm Technologies, Inc.	7,555,000
110,000	[2]	K2M Group Holdings, Inc.	2,240,700
1,297,300	[1,2]	Minerva Neurosciences, Inc.	10,443,265
80,400	[2]	Myokardia, Inc.	4,614,960
67,700	[1,2]	Nektar Therapeutics	3,561,020
618,900	[1,2]	NeoGenomics, Inc.	8,664,600
119,087	[1,2]	Nevro Corp.	6,699,835
99,700	[2]	PRA Health Sciences, Inc.	10,482,458
70,000	[2]	Penumbra, Inc.	9,957,500
57,613	[1,2]	Protalix Biotherapeutics, Inc.	28,230
89,800	[2]	Puma Biotechnology, Inc.	4,323,870
131,500	[1,2]	Repligen Corp.	6,355,395
250,000	[2]	Rhythm Pharmaceuticals, Inc.	7,760,000
350,000	[1,2]	Rubius Therapeutics, Inc.	7,350,000
1,144,000	[2]	Scynexis, Inc.	1,818,960
432,800	[1,2]	Seres Therapeutics, Inc.	3,276,296
266,400	[1,2]	Spark Therapeutics, Inc.	20,438,208
413,153	[2]	SteadyMed Ltd.	2,625,732
409,417	[2,4]	SteadyMed Ltd.	1,281,475
521,640	[1,2]	Tandem Diabetes Care, Inc.	14,376,398
170,000	[1,2]	Tesaro, Inc.	5,921,100
235,000	[1,2]	Tilray, Inc.	5,193,500
710,195	[2]	Translate Bio, Inc.	7,819,247
375,000	[2]	Tricida, Inc.	8,868,750
209,000	[2]	Ultragenyx Pharmaceutical, Inc.	16,533,990
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
216,760	[1,2]	UniQure N.V.	$6,695,716
242,500	[2]	Veeva Systems, Inc.	18,340,275
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	5,460,000
194,000	[1,2]	Zogenix, Inc.	11,009,500
		TOTAL	442,687,891
		Industrials—8.2%
275,000		Air Lease Corp.	12,089,000
89,200		Alaska Air Group, Inc.	5,604,436
735,000		Aramex PJSC	869,139
143,800	[1,2]	Astronics Corp.	5,897,238
510,000	[1,2]	Azul S.A., ADR	9,766,500
1,950,000		Biffa PLC	5,912,543
41,700	[2]	CoStar Group, Inc.	17,340,945
1,103,000	[1,2]	Dirtt Environmental Solutions Ltd.	5,545,313
86,300	[2]	Dycom Industries, Inc.	7,694,508
344,300	[1,2]	Gates Industrial Corp PLC	5,360,751
260,000	[1]	GrafTech International Ltd.	5,512,000
169,600		KAR Auction Services, Inc.	10,082,720
225,000	[1,2]	Mercury Systems, Inc.	9,389,250
2,100,000	[2]	Nearmap Ltd.	2,346,027
78,900	[2]	Vicor Corp.	4,540,695
160,000	[2]	XPO Logistics, Inc.	15,955,200
		TOTAL	123,906,265
		Information Technology—28.4%
103,200	[2]	2U, Inc.	7,808,112
180,500	[2]	Accesso Technology Group PLC	6,408,146
183,200	[1,2]	Alarm.com Holdings, Inc.	7,853,784
300,000	[1,2]	Alteryx, Inc.	11,697,000
362,813	[1,2]	Aquantia Corp.	4,629,494
114,000	[1,2]	Atlassian Corp. PLC	8,254,740
114,000	[1,2]	Avalara, Inc.	4,370,760
2,396,800	[2]	Avast PLC	7,267,440
377,200	[1,2]	Avaya Holdings Corp.	7,762,776
100,000	[1,2]	Blackline, Inc.	4,270,000
250,000	[2]	Box, Inc.	5,990,000
1,550,000		Camtek Ltd.	12,756,500
150,000	[1,2]	Carbon Black, Inc.	3,114,000
52,276	[2]	Ceridian HCM Holding, Inc.	1,712,562
250,000	[1,2]	Cloudera, Inc.	3,347,500
87,000	[2]	Coupa Software, Inc.	5,333,970
97,100	[2]	Delivery Hero SE	5,515,167
31,600	[1,2]	DocuSign, Inc.	1,703,240
350,000	[1,2]	Domo, Inc.	5,813,500
225,400	[2]	Endava PLC, ADR	5,389,314
120,000	[2]	Envestnet, Inc.	7,032,000
153,000	[1,2]	Everbridge, Inc.	6,881,940
292,000	[1,2]	Forescout Technologies, Inc.	9,916,320
112,782	[1,2]	GDS Holdings Ltd., ADR	2,462,031
335,000	[1,2]	GTT Communications, Inc.	14,890,750
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
226,600	[2]	GoDaddy, Inc.	$16,682,292
360,000	[2]	GreenSky, Inc.	6,228,000
300,000	[1,2]	Gridsum Holding, Inc., ADR	1,950,000
107,600	[2]	GrubHub, Inc.	13,115,364
221,360	[2]	I3 Verticals, Inc.	3,389,022
419,000	[1,2]	Ichor Holdings Ltd.	8,799,000
175,000	[1,2]	Instructure, Inc.	6,772,500
390,000	[2]	Just Eat PLC	4,057,247
1,654,000	[2]	Limelight Networks, Inc.	7,376,840
760,200	[1,2]	Magnachip Semiconductor Corp.	8,818,320
321,800	[2]	Mimecast Ltd.	11,555,838
205,000	[2]	MindBody, Inc.	7,656,750
125,000	[2]	Netcompany Group AS	4,546,846
200,000	[2]	nLight, Inc.	6,106,000
112,700	[1,2]	Novoste Corp.	7,026,845
70,000	[2]	Pluralsight, Inc.	1,624,700
209,400	[2]	Q2 Holdings, Inc.	12,386,010
322,500	[2]	Radware Ltd.	8,520,450
524,200	[2]	Rapid7, Inc.	14,578,002
225,000	[1,2]	RealPage, Inc.	12,397,500
50,000	[2]	RingCentral, Inc.	3,687,500
63,800	[2]	Rogers Corp.	7,437,166
310,000	[1,2]	SailPoint Technologies Holding	7,467,900
55,500	[1,2]	Shopify, Inc.	7,670,655
341,700	[1,2]	ShotSpotter, Inc.	14,580,339
450,000	[1,2]	Smartsheet, Inc.	9,675,000
124,100	[2]	Takeaway.com Holding BV	8,281,941
50,000	[2]	Tenable Holdings, Inc.	1,495,000
53,300	[2]	Tyler Technologies, Inc.	11,991,967
150,000	[1,2]	Uxin Ltd., ADR	924,000
95,300	[2]	WNS Holdings Ltd., ADR	4,637,298
1,125,000	[2]	Wise Talent Information Technology Co. Ltd.	4,056,223
170,300	[2]	Zendesk, Inc.	9,276,241
333,000	[1,2]	Zscaler, Inc.	11,758,230
30,700	[1,2]	Zuora, Inc.	753,071
		TOTAL	429,461,103
		Materials—3.0%
306,700	[1,2]	Allegheny Technologies, Inc.	8,526,260
240,300		Huntsman Corp.	8,057,259
126,100	[2]	Ingevity Corp.	12,568,387
226,600	[1,2]	Koppers Holdings, Inc.	8,508,830
237,800		Orion Engineered Carbons S.A.	7,799,840
		TOTAL	45,460,576
		Real Estate—3.8%
435,000	[1]	Americold Realty Trust	9,356,850
110,000		Cyrusone, Inc.	6,811,200
180,000		Easterly Government Properties, Inc.	3,411,000
89,600	[1]	Lamar Advertising Co.	6,597,248
311,000		MGM Growth Properties LLC	9,423,300
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
180,000	[1]	QTS Realty Trust, Inc.	$7,695,000
166,900		Ryman Hospitality Properties	14,188,169
		TOTAL	57,482,767
		Telecommunication Services—0.5%
852,200		Infrastrutture Wireless Italiane S.p.A	6,973,422
		TOTAL COMMON STOCKS (IDENTIFIED COST $906,811,627)	1,351,499,559
		CORPORATE BONDS—0.2%
		Consumer Discretionary—0.2%
$2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, Series 144A, 9.375%, 5/21/2021	2,556,948
		Information Technology—0.0%
500,000		MindBody, Inc., Conv. Bond, 0.375%, 6/1/2023	489,480
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,984,972)	3,046,428
		PREFERRED STOCK—0.1%
		Health Care—0.1%
103,000	[3]	Alector, Inc. (IDENTIFIED COST $1,464,186)	1,566,679
		WARRANTS—0.1%
		Health Care—0.1%
1,766,000	[2]	Catabasis Pharmaceuticals, Inc., 6/22/2022	996,907
222,500	[2]	ContraFect Corp., 7/27/2021	185,187
467,500	[2]	ContraFect Corp., 7/20/2022	297,751
258,000	[2]	SCYNEXIS, Inc., 3/14/2019	55,470
109,440	[2]	SCYNEXIS, Inc., 4/6/2021	51,634
154,800	[2]	SCYNEXIS, Inc., 3/8/2023	128,205
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	1,715,154
		INVESTMENT COMPANIES—26.2%
60,144,966		Federated Government Obligations Fund, Premier Shares, 1.80%[5]	60,144,966
334,742,855		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[5]	334,772,857
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $394,869,685)	394,917,823
		TOTAL INVESTMENT IN SECURITIES—116.1% (IDENTIFIED COST $1,306,137,370)	1,752,745,643
		OTHER ASSETS AND LIABILITIES - NET—(16.1)%[6]	(242,861,248)
		TOTAL NET ASSETS—100%	$1,509,884,395
5

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the nine months ended July 31, 2018, were as follows:
Affiliated	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Financials:
Hamilton Lane, Inc.	270,916	—	—	270,916	$13,266,756	$5,819,275	$—	$152,390
Health Care:
Argenx SE	253,414	146	—	253,560	$23,070,401	$17,210,258	$—	$—
Argenx SE, ADR	51,750	261,400	—	313,150	$28,418,363	$4,083,249	$—	$—
Calithera Biosciences, Inc.	—	513,100	—	513,100	$2,283,295	$(1,555,467)	$—	$—
Catabasis Pharmaceuticals, Inc.	—	2,200,000	—	2,200,000	$1,518,000	$(633,349)	$—	$—
ContraFect Corp.	690,000	76,300	—	766,300	$1,524,937	$661,637	$—	$—
ContraFect Corp., Warrants, 7/27/2021	222,500	—	—	222,500	$185,187	$95,987	$—	$—
ContraFect Corp., Warrants 7/20/2022	467,500	—	—	467,500	$297,751	$154,088	$—	$—
Corcept Therapeutics, Inc.	1,014,572	55,000	(444,572)	625,000	$8,206,250	$(11,339,067)	$6,827,344	$—
Dyax Corp.	125,000	—	—	125,000	$303,750	$3,750	$—	$—
Minerva Neurosciences, Inc.	1,055,000	242,300	—	1,297,300	$10,443,265	$1,809,905	$—	$—
SCYNEXIS, Inc.	800,000	344,000	—	1,144,000	$1,818,960	$(346,400)	$—	$—
SCYNEXIS, Warrants, 3/14/2019	—	258,000	—	258,000	$55,470	$55,470	$—	$—
SCYNEXIS, Warrants, 4/6/2021	109,440	—	—	109,440	$51,634	$(51,491)	$—	$—
SCYNEXIS, Warrants, 3/8/2023	—	154,800	—	154,800	$128,205	$128,205	$—	$—
Steadymed Ltd*	263,753	149,400	—	413,153	$2,625,732	$1,215,126	$137,632	$—
Steadymed Ltd*	409,417	—	—	409,417	$1,281,475	$—	$—	$—
Tandem Diabetes Care, Inc.*	—	577,300	(55,660)	521,640	$14,376,398	$10,457,043	$615,363	$—
Information Technology:
Zuora, Inc.	—	61,400	(30,700)	30,700	$753,071	$323,271	$624,437	$—
Affiliated Issuers no longer in the portfolio at period end	265,000	—	(265,000)	—	$—	$1,110,350	$409,305	$—
TOTAL OF AFFILIATED TRANSACTIONS	5,998,262	4,893,146	(795,932)	10,095,476	$110,608,900	$29,201,840	$8,614,081	$152,390
* At July 31, 2018, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	72,109,599	87,095,050	159,204,649
Purchases/Additions	437,154,706	991,996,257	1,429,150,963
Sales/Reductions	(449,119,339)	(744,348,452)	(1,193,467,791)
Balance of Shares Held 7/31/2018	60,144,966	334,742,855	394,887,821
Value	$60,144,966	$334,772,857	$394,917,823
Change in Unrealized Appreciation/Depreciation	N/A	$51,059	$51,059
Net Realized Gain/(Loss)	N/A	$(14,869)	$(14,869)
Dividend Income	$534,854	$3,189,518	$3,724,372
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$240,518,395	$244,879,324
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
6

4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $1,281,475, which represented 0.1% of total net assets.
Additional information on restricted securities held at July 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	1/26/2015	$3,475,000	$1,281,475
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
7

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,001,510,025	$—	$303,750	$1,001,813,775
International	211,054,540	138,631,244	—	349,685,784
Fixed Income:
Corporate Bonds
Domestic	—	489,480	—	489,480
International	—	2,556,948	—	2,556,948
Preferred Stocks:
Domestic	—	—	1,566,679	1,566,679
Debt Securities:
Warrants	—	1,715,154	—	1,715,154
Investment Companies	394,917,823	—	—	394,917,823
TOTAL SECURITIES	$1,607,482,388	$143,392,826	$1,870,429	$1,752,745,643
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—18.8%
56,145	[1]	AMC Networks, Inc.	$3,384,982
4,698	[1]	AutoZone, Inc.	3,314,580
21,777	[1]	Burlington Stores, Inc.	3,327,743
1,803		Cable One, Inc.	1,305,120
189,861		D. R. Horton, Inc.	8,296,926
2,690		Dollar General Corp.	264,023
447		Domino's Pizza, Inc.	117,409
4,266		Expedia Group, Inc.	570,961
28,303		Foot Locker, Inc.	1,381,469
74,300	[1,2]	GNC Holdings, Inc.	236,274
24,395		Harley-Davidson, Inc.	1,046,301
42,747	[1]	Hilton Grand Vacations, Inc.	1,478,619
20,033		Kohl's Corp.	1,479,838
5,917		Lear Corp.	1,065,829
111,229	[1]	Live Nation Entertainment, Inc.	5,481,365
35,967	[1]	Lululemon Athletica Inc.	4,314,242
7,952	[1]	MSG Networks, Inc.	187,270
29,603	[1]	Michaels COS, Inc.	604,197
193,306		Toll Brothers, Inc.	6,815,970
26,331	[1]	TripAdvisor, Inc.	1,526,935
44,422		Tupperware Brands Corp.	1,630,732
5,978	[1]	Ulta Beauty, Inc.	1,460,963
12,604	[1,2]	Under Armour, Inc., Class A	251,702
139,016	[1]	Urban Outfitters, Inc.	6,172,310
56,308		V.F. Corp.	5,184,278
19,853		Vail Resorts, Inc.	5,496,700
222,317		Wyndham Destinations, Inc.	10,253,260
9,376		Wynn Resorts Ltd.	1,563,729
		TOTAL	78,213,727
		Consumer Staples—3.3%
117,165		Church and Dwight, Inc.	6,549,524
13,083		Kellogg Co.	929,286
35,843		McCormick & Co., Inc.	4,212,986
21,704	[1]	Post Holdings, Inc.	1,878,698
		TOTAL	13,570,494
		Energy—1.1%
12,505	[1]	Antero Resources Corp.	256,853
64,411		Cabot Oil & Gas Corp., Class A	1,513,658
42,377	[1]	Continental Resources, Inc.	2,706,619
4,122		ONEOK, Inc.	290,354
		TOTAL	4,767,484
		Financials—8.1%
11,387		Ameriprise Financial, Inc.	1,658,744
132,356		Citizens Financial Group, Inc.	5,265,122
16,231		LPL Investment Holdings, Inc.	1,075,953
86,103		Northern Trust Corp.	9,404,170
153,471		Progressive Corp., OH	9,209,795
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
20,817	[1]	SVB Financial Group	$6,409,138
38,715	[2]	Waddell & Reed Financial, Inc., Class A	801,787
		TOTAL	33,824,709
		Health Care—14.0%
16,020	[1]	Abiomed, Inc.	5,679,571
29,659	[1]	Align Technology, Inc.	10,577,882
19,273	[1]	Athenahealth, Inc.	2,904,634
11,848		Chemed Corp.	3,744,323
2,560	[1]	DaVita HealthCare Partners, Inc.	179,917
12,223	[1]	Dexcom, Inc.	1,162,774
46,127	[1]	Exelixis, Inc.	954,829
23,345	[1]	Henry Schein, Inc.	1,853,826
20,624	[1]	ICU Medical, Inc.	5,914,963
15,949	[1]	IDEXX Laboratories, Inc.	3,906,389
18,308	[1]	Illumina, Inc.	5,938,383
850	[1]	Jazz Pharmaceuticals PLC.	147,118
18,171	[1]	Molina Healthcare, Inc.	1,891,419
45,963	[1]	Neurocrine Biosciences, Inc.	4,618,822
4,932	[1]	Sarepta Therapeutics, Inc.	573,296
107,934	[1]	Veeva Systems, Inc.	8,163,048
		TOTAL	58,211,194
		Industrials—17.8%
10,312		Acuity Brands, Inc.	1,433,677
11,734		Allegion PLC	956,790
209,387		Allison Transmission Holdings, Inc.	9,841,189
29,299		Cintas Corp.	5,991,060
149,444	[1]	Copart, Inc.	8,576,591
23,385	[1]	CoStar Group, Inc.	9,724,652
21,571		Cummins, Inc.	3,080,555
998		Dun & Bradstreet Corp.	125,638
33,235		Fortive Corp.	2,727,929
17,640		Grainger (W.W.), Inc.	6,113,318
2,773		IDEX Corp.	425,877
47,462		Ingersoll-Rand PLC, Class A	4,675,482
92,593	[1]	Jet Blue Airways Corp.	1,666,674
21,975		Landstar System, Inc.	2,442,521
28,937		Lincoln Electric Holdings	2,718,342
20,689		MSC Industrial Direct Co.	1,750,910
35,233		Pitney Bowes, Inc.	307,584
107,189		R.R. Donnelley & Sons Co.	632,415
53,899		TransUnion	3,902,288
27,044	[1]	Univar, Inc.	743,440
19,499	[1]	Verisk Analytics, Inc.	2,156,979
44,158	[1]	XPO Logistics, Inc.	4,403,436
		TOTAL	74,397,347
		Information Technology—30.0%
25,683	[1]	Advanced Micro Devices, Inc.	470,769
7,393	[1]	Akamai Technologies, Inc.	556,397
1,449		Amphenol Corp., Class A	135,496
13,380		Analog Devices, Inc.	1,286,353
26,856	[1]	Black Knight, Inc.	1,387,112
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
54,328		Booz Allen Hamilton Holding Corp.	$2,568,085
5,342		CDW Corp.	449,209
124,673	[1]	Cadence Design Systems, Inc.	5,496,833
3,707	[1]	Coherent, Inc.	585,928
21,518	[1]	CoreLogic, Inc.	1,047,927
6,769	[1]	EPAM Systems, Inc.	881,391
824	[1]	Fair Isaac & Co., Inc.	166,003
155,154	[1]	Fortinet Inc.	9,760,738
44,801		Global Payments, Inc.	5,043,249
58,102	[1]	GoDaddy, Inc.	4,277,469
14,790	[1]	GrubHub, Inc.	1,802,753
26,380		Henry Jack & Associates, Inc.	3,553,386
37,511	[1]	IAC Interactive Corp.	5,523,495
24,564	[1]	IPG Photonics Corp.	4,029,479
16,047		KLA-Tencor Corp.	1,884,239
6,519		Lam Research Corp.	1,242,782
2,041		Littelfuse, Inc.	442,530
1,037		LogMeIn, Inc.	84,049
10,983		Microchip Technology, Inc.	1,026,142
7,369		Monolithic Power Systems	977,719
20,093		National Instruments Corp.	880,274
123,155		NetApp, Inc.	9,546,976
25,519	[1]	Palo Alto Networks, Inc.	5,059,397
929	[1]	Proofpoint, Inc.	105,952
13,792	[1]	Red Hat, Inc.	1,947,844
34,114	[1]	RingCentral, Inc.	2,515,908
57,288	[1]	ServiceNow, Inc.	10,080,396
34,172	[1]	Splunk, Inc.	3,283,929
56,010	[1]	Square, Inc.	3,621,047
77,712		Total System Services, Inc.	7,113,756
15,427	[1]	Twilio, Inc., Class A	893,069
71,461	[1]	Twitter, Inc.	2,277,462
10,354	[1]	Tyler Technologies, Inc.	2,329,546
3,890	[1]	Ultimate Software Group, Inc.	1,077,102
3,073		Versum Materials, Inc.	118,464
5,372	[1]	WEX, Inc.	1,019,713
239,190		Western Union Co.	4,822,070
2,990	[1]	Workday, Inc.	370,820
89,485		Xilinx, Inc.	6,449,184
33,374	[1]	Zebra Technologies Corp., Class A	4,603,276
46,033	[1]	Zendesk, Inc.	2,507,418
		TOTAL	125,303,136
		Materials—4.6%
71,342		Avery Dennison Corp.	8,181,501
94,632	[1]	Berry Global Group, Inc.	4,622,773
30,793		FMC Corp.	2,767,675
4,590		Grace (W.R.) & Co.	339,017
29,594	[1]	Owens-Illinois, Inc.	552,816
3

Shares		Value
	COMMON STOCKS—continued
	Materials—continued
24,967	Westlake Chemical Corp.	$2,676,962
	TOTAL	19,140,744
	TOTAL COMMON STOCKS (IDENTIFIED COST $366,184,946)	407,428,835
	INVESTMENT COMPANIES—2.5%
682,617	Federated Government Obligations Fund, Premier Shares, 1.80%[3]	682,617
9,695,385	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3]	9,697,324
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,377,206)	10,379,941
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $376,562,152)	417,808,776
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(762,783)
	TOTAL NET ASSETS—100%	$417,045,993
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	5,772,753	5,772,753
Purchases/Additions	19,772,886	84,317,630	104,090,516
Sales/Reductions	(19,090,269)	(80,394,998)	(99,485,267)
Balance of Shares Held 7/31/2018	682,617	9,695,385	10,378,002
Value	$682,617	$9,697,324	$10,379,941
Change in Unrealized Appreciation/Depreciation	N/A	$2,624	$2,624
Net Realized Gain/(Loss)	N/A	$(987)	$(987)
Dividend Income	$11,324	$101,043	$112,367
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$675,392	$682,617
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
4

■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Absolute Return Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—61.9%
		Air Freight & Logistics—0.5%
5,000	[1]	XPO Logistics, Inc.	$498,600
		Airlines—2.1%
15,000	[1]	Air Canada	271,323
15,000		Delta Air Lines, Inc.	816,300
15,000		Southwest Airlines Co.	872,400
		TOTAL	1,960,023
		Banks—4.1%
14,000		Bank of America Corp.	432,320
6,000		JPMorgan Chase & Co.	689,700
30,000		KeyCorp	626,100
5,000		PNC Financial Services Group	724,150
36,000		Regions Financial Corp.	669,960
20,000		Sumitomo Mitsui Financial Group, Inc.	793,726
		TOTAL	3,935,956
		Biotechnology—7.7%
7,000		AbbVie, Inc.	645,610
20,000	[1]	Aimmune Therapeutics, Inc.	578,400
8,000	[1]	Alexion Pharmaceuticals, Inc.	1,063,680
20,000	[1]	Array BioPharma, Inc.	307,800
5,000	[1]	BeiGene Ltd., ADR	948,300
8,000	[1]	BioMarin Pharmaceutical, Inc.	804,480
3,000	[1]	Bluebird Bio, Inc.	464,700
12,000	[1]	Clovis Oncology, Inc.	529,680
28,000	[1]	Exelixis, Inc.	579,600
5,000	[1]	Global Blood Therapeutics, Inc.	209,000
24,000	[1]	Iovance Biotherapeutics, Inc.	340,800
5,000	[1]	Vertex Pharmaceuticals, Inc.	875,250
		TOTAL	7,347,300
		Chemicals—0.3%
10,000		Olin Corp.	295,100
		Communications Equipment—2.3%
20,000	[1]	Ciena Corp.	508,000
40,000		Cisco Systems, Inc.	1,691,600
		TOTAL	2,199,600
		Consumer Finance—0.6%
6,000		Capital One Financial Corp.	565,920
		Diversified Financial Services—0.8%
4,000	[1]	Berkshire Hathaway, Inc., Class B	791,480
		Diversified Telecommunication Services—0.8%
25,000		AT&T, Inc.	799,250
		Energy Equipment & Services—1.3%
80,000	[1]	Select Energy Services, Inc., Class A	1,222,400
		Health Care Providers & Services—7.2%
12,000	[1]	Centene Corp.	1,563,960

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
10,000		Cigna Corp.	$1,794,200
10,000		CVS Health Corp.	648,600
8,000	[1]	Molina Healthcare, Inc.	832,720
8,000		UnitedHealth Group, Inc.	2,025,760
		TOTAL	6,865,240
		Hotels, Restaurants & Leisure—1.9%
10,000		McDonald's Corp.	1,575,400
10,000		Melco Resorts & Entertainment, ADR	258,600
		TOTAL	1,834,000
		Household Durables—1.2%
400	[1]	NVR, Inc.	1,103,772
		Insurance—0.6%
6,000		Prudential Financial, Inc.	605,460
		Internet Software & Services—4.9%
1,200	[1]	Alphabet, Inc., Class A	1,472,664
1,200	[1]	Alphabet, Inc., Class C	1,460,712
10,000	[1]	Facebook, Inc., Class A	1,725,800
		TOTAL	4,659,176
		IT Services—0.9%
10,000		Cognizant Technology Solutions Corp., Class A	815,000
		Machinery—1.2%
2,500		Cummins, Inc.	357,025
4,000		Fanuc Ltd.	787,057
		TOTAL	1,144,082
		Metals & Mining—1.8%
200,000	[1]	Atlantic Gold Corp.	262,905
120,000		HudBay Minerals, Inc.	624,515
4,315	[1]	Lithion Energy	232
12,000		Nucor Corp.	803,160
		TOTAL	1,690,812
		Multiline Retail—1.2%
15,000		Kohl's Corp.	1,108,050
		Oil Gas & Consumable Fuels—2.6%
140,000	[1]	Callon Petroleum Corp.	1,506,400
4,000		Diamondback Energy, Inc.	527,800
14,000	[1]	Parsley Energy, Inc., Class A	440,020
		TOTAL	2,474,220
		Paper & Forest Products—0.8%
20,000		Norbord, Inc.	719,529
		Pharmaceuticals—4.4%
12,000		Bristol-Myers Squibb Co.	705,000
8,000	[1]	Jazz Pharmaceuticals PLC	1,384,640
14,000		Merck & Co., Inc.	922,180
30,000		Pfizer, Inc.	1,197,900
		TOTAL	4,209,720
		Semiconductors & Semiconductor Equipment—3.4%
8,000		Applied Materials, Inc.	389,040
16,000	[1]	First Solar, Inc.	837,600

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—continued
10,000	[1]	Ichor Holdings Ltd.	$210,000
30,000		Intel Corp.	1,443,000
2,000		Lam Research Corp.	381,280
		TOTAL	3,260,920
		Software—6.8%
8,000	[1]	Check Point Software Technologies Ltd.	901,360
20,000		Microsoft Corp.	2,121,600
30,000		Open Text Corp.	1,116,000
30,000		Oracle Corp.	1,430,400
10,000	[1]	Synopsys, Inc.	894,300
		TOTAL	6,463,660
		Specialty Retail—1.2%
6,000		Home Depot, Inc.	1,185,120
		Technology Hardware Storage & Peripherals—1.3%
30,000		Samsung Electronics Co. Ltd.	1,244,589
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,512,380)	58,998,979
		U.S. TREASURY—16.8%
$16,000,000	[2]	United States Treasury Bills, 1.844%[3], 8/9/2018 (IDENTIFIED COST $15,993,448)	15,993,422
		PURCHASED PUT OPTIONS—1.7%
		Automobiles—0.1%
80		Ferrari NV, Notional Amount $1,060,960, Exercise Price $135, Expiration Date 1/18/2019	80,400
		Beverages—0.0%
60		PepsiCo, Inc., Notional Amount $690,000, Exercise Price $115, Expiration Date 10/19/2018	21,000
		Diversified Financial Services—0.1%
400		iShares China Large-Cap ETF, Notional Amount $1,744,800, Exercise Price $45, Expiration Date 8/17/2018	63,800
1,400		iShares JP Morgan USD Emerging Markets Bond Fund, Notional Amount $15,268,400, Exercise Price $104, Expiration Date 8/17/2018	30,800
		TOTAL	94,600
		Energy Equipment & Services—0.0%
1,000		Transocean Ltd., Notional Amount $1,287,000, Exercise Price $9, Expiration Date 8/17/2018	1,500
		Food & Staples Retailing—0.0%
240		Casey's General Stores, Inc., Notional Amount $2,625,120, Exercise Price $90, Expiration Date 8/17/2018	1,800
		Hotels, Restaurants & Leisure—0.2%
80		Chipotle Mexican Grill, Inc., Notional Amount $3,469,280, Exercise Price $360, Expiration Date 1/18/2019	75,200
200		Domino's Pizza, Inc., Notional Amount $5,253,200, Exercise Price $260, Expiration Date 8/17/2018	92,000
		TOTAL	167,200
		Index—0.6%
2,000		Consumer Staples Select Sector SPDR Fund, Notional Amount $10,714,000, Exercise Price $49, Expiration Date 8/17/2018	36,000
1,200		Financial Select Sector SPDR Fund, Notional Amount $3,354,000, Exercise Price $28, Expiration Date 8/17/2018	43,200
1,000		SPDR S&P 500 ETF Trust, Notional Amount $28,133,000, Exercise Price $120, Expiration Date 12/18/2020	90,500
1,400		SPDR S&P 500 ETF Trust, Notional Amount $39,386,200, Exercise Price $250, Expiration Date 9/21/2018	80,500
1,000		SPDR S&P 500 ETF Trust, Notional Amount $28,133,000, Exercise Price $260, Expiration Date 8/17/2018	19,500
1,000		SPDR S&P 500 ETF Trust, Notional Amount $28,133,000, Exercise Price $260, Expiration Date 9/21/2018	91,500
2,000		SPDR S&P 500 ETF Trust, Notional Amount $56,266,000, Exercise Price $268, Expiration Date 8/3/2018	5,000
2,000		SPDR S&P 500 ETF Trust, Notional Amount $56,266,000, Exercise Price $270, Expiration Date 8/17/2018	83,000
600		SPDR S&P 500 ETF Trust, Notional Amount $16,879,800, Exercise Price $276, Expiration Date 8/17/2018	49,800
3,000		Real Estate Select Sector SPDR Fund, Notional Amount $9,915,000, Exercise Price $31, Expiration Date 8/17/2018	15,000

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED PUT OPTIONS—continued
	Index—continued
1,000	Real Estate Select Sector SPDR Fund, Notional Amount $3,305,000, Exercise Price $32, Expiration Date 11/16/2018	$55,000
1,800	Utilities Select Sector SPDR Fund, Notional Amount $9,502,200, Exercise Price $49, Expiration Date 8/17/2018	6,300
	TOTAL	575,300
	Internet & Direct Marketing Retail—0.1%
30	NetFlix, Inc., Notional Amount $1,012,350, Exercise Price $370, Expiration Date 8/17/2018	100,200
	Internet Software & Services—0.1%
300	Box, Inc., Notional Amount $718,800, Exercise Price $26, Expiration Date 8/17/2018	70,500
300	Hortonworks, Inc., Notional Amount $522,600, Exercise Price $17.50, Expiration Date 8/17/2018	34,500
	TOTAL	105,000
	IT Services—0.1%
200	Square, Inc., Notional Amount $1,293,000, Exercise Price $45, Expiration Date 1/18/2019	25,100
200	Square, Inc., Notional Amount $1,293,000, Exercise Price $60, Expiration Date 9/21/2018	53,000
	TOTAL	78,100
	Leisure Products—0.1%
200	Hasbro, Inc., Notional Amount $1,992,200, Exercise Price $97.50, Expiration Date 10/19/2018	54,000
	Media—0.1%
80	WPP PLC, Notional Amount $626,720, Exercise Price $85, Expiration Date 11/16/2018	73,200
	Road & Rail—0.0%
200	CSX Corp., Notional Amount $1,413,600, Exercise Price $60, Expiration Date 11/16/2018	13,300
	Semiconductors & Semiconductor Equipment—0.0%
40	ASML Holding N.V., Notional Amount $856,000, Exercise Price $190, Expiration Date 12/21/2018	22,600
	Software—0.2%
200	salesforce.com, Inc., Notional Amount $2,743,000, Exercise Price $120, Expiration Date 8/17/2018	7,400
100	salesforce.com, Inc., Notional Amount $1,371,500, Exercise Price $135, Expiration Date 8/17/2018	21,900
1,000	Snap, Inc., Notional Amount $1,250,000, Exercise Price $10, Expiration Date 1/18/2019	75,000
90	Splunk, Inc., Notional Amount $864,900, Exercise Price $100, Expiration Date 8/17/2018	50,400
120	Workday, Inc., Notional Amount $1,488,240, Exercise Price $120, Expiration Date 9/21/2018	58,200
	TOTAL	212,900
	Textiles Apparel & Luxury Goods—0.0%
200	Nike, Inc., Notional Amount $1,538,200, Exercise Price $72.50, Expiration Date 10/19/2018	31,900
	Trading Companies & Distributors—0.0%
30	Grainger (W.W.), Inc., Notional Amount $1,039,680, Exercise Price $280, Expiration Date 1/18/2019	18,450
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,607,467)	1,651,450
	PURCHASED CALL OPTIONS—0.3%
	Airlines—0.1%
500	American Airlines Group, Inc., Notional Amount $1,977,000, Exercise Price $46, Expiration Date 8/17/2018	2,750
200	Delta Air Lines, Inc., Notional Amount $1,088,400, Exercise Price $55, Expiration Date 9/21/2018	34,000
200	Southwest Airlines Co., Notional Amount $1,163,200, Exercise Price $57.50, Expiration Date 8/17/2018	31,000
400	Southwest Airlines Co., Notional Amount $2,236,400, Exercise Price $60, Expiration Date 8/17/2018	18,000
	TOTAL	85,750
	Capital Markets—0.0%
1,000	Credit Suisse Group AG, Notional Amount $1,606,000, Exercise Price $18, Expiration Date 9/21/2018	7,500
	Energy Equipment & Services—0.0%
1,600	Select Energy Services, Inc., Notional Amount $2,444,800, Exercise Price $20, Expiration Date 10/19/2018	32,000
	Index—0.1%
1,000	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $1,283,000, Exercise Price $18, Expiration Date 8/22/2018	60,000

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—continued
	Index—continued
2,000	SPDR S&P 500 ETF Trust, Notional Amount $56,266,000, Exercise Price $295, Expiration Date 9/21/2018	$73,000
	TOTAL	133,000
	Software—0.1%
200	Oracle Corp., Notional Amount $953,600, Exercise Price $46, Expiration Date 8/17/2018	39,500
200	Oracle Corp., Notional Amount $953,600, Exercise Price $52.50, Expiration Date 1/18/2019	20,800
	TOTAL	60,300
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $632,664)	318,550
	INVESTMENT COMPANY—10.1%
9,569,384	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4] (IDENTIFIED COST $9,570,676)	9,571,298
	TOTAL INVESTMENT IN SECURITIES—90.8% (IDENTIFIED COST $81,316,635)	86,533,699
	OTHER ASSETS AND LIABILITIES - NET—9.2%[5]	8,725,491
	TOTAL NET ASSETS—100%	$95,259,190
SECURITIES SOLD SHORT—(51.4)%
Shares			Value in U.S. Dollars
		COMMON STOCKS—(51.4)%
		Automobiles—(1.7)%
(8,000)		Ferrari NV	$(1,060,960)
(2,000)	[1]	Tesla Motors, Inc.	(596,280)
		TOTAL	(1,657,240)
		Beverages—(2.7)%
(10,000)		PepsiCo, Inc.	(1,150,000)
(30,000)		The Coca-Cola Co.	(1,398,900)
		TOTAL	(2,548,900)
		Commercial Services & Supplies—(1.5)%
(18,000)		Waste Connections, Inc.	(1,396,980)
		Energy Equipment & Services—(1.9)%
(12,000)		Baker Hughes a GE Co. LLC	(414,960)
(12,000)		National Oilwell Varco, Inc.	(583,440)
(12,000)		Schlumberger Ltd.	(810,240)
		TOTAL	(1,808,640)
		Equity Real Estate Investment Trust (REITs)—(12.2)%
(70,000)		American Homes 4 Rent, Class A	(1,549,800)
(10,000)		Boston Properties, Inc.	(1,255,300)
(11,000)		Federal Realty Investment Trust	(1,380,500)
(16,000)		Lamar Advertising Co., Class A	(1,178,080)
(20,000)		Regency Centers Corp.	(1,272,600)
(10,000)	[1]	SBA Communications Corp.	(1,582,500)
(8,000)		Simon Property Group, Inc.	(1,409,680)
(12,000)		SL Green Reality Corp.	(1,237,320)
(10,000)		Vornado Realty Trust L.P.	(719,200)
		TOTAL	(11,584,980)
		Food & Staples Retailing—(1.4)%
(12,000)		Casey's General Stores, Inc.	(1,312,560)

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Food Products—(2.1)%
(20,000)		Kellogg Co.	$(1,420,600)
(10,000)		Kraft Heinz Co./The	(602,500)
		TOTAL	(2,023,100)
		Hotels, Restaurants & Leisure—(1.2)%
(14,000)		Yum! Brands, Inc.	(1,110,060)
		Household Products—(3.3)%
(18,000)		Colgate-Palmolive Co.	(1,206,180)
(10,000)		Kimberly-Clark Corp.	(1,138,600)
(10,000)		Procter & Gamble Co.	(808,800)
		TOTAL	(3,153,580)
		Internet & Direct Marketing Retail—(2.6)%
(460)	[1]	Amazon.com, Inc.	(817,622)
(3,000)	[1]	NetFlix, Inc.	(1,012,350)
(6,000)	[1]	Wayfair, Inc., Class A	(652,920)
		TOTAL	(2,482,892)
		Internet Software & Services—(4.0)%
(20,000)	[1]	Box, Inc., Class A	(479,200)
(30,000)	[1]	Hortonworks, Inc.	(522,600)
(10,000)	[1]	Nutanix, Inc., Class A	(488,900)
(5,000)	[1]	Shopify, Inc., Class A	(691,050)
(5,000)	[1]	Spotify Technology SA	(914,150)
(20,000)	[1]	Yelp, Inc.	(737,600)
		TOTAL	(3,833,500)
		IT Services—(0.4)%
(6,000)	[1]	Square, Inc., Class A	(387,900)
		Leisure Products—(1.7)%
(8,000)		Hasbro, Inc.	(796,880)
(50,000)		Mattel, Inc.	(793,500)
		TOTAL	(1,590,380)
		Media—(2.1)%
(30,000)		Cinemark Holdings, Inc.	(1,077,600)
(40,000)		Interpublic Group of Cos., Inc.	(902,000)
		TOTAL	(1,979,600)
		Oil Gas & Consumable Fuels—(1.7)%
(14,000)		Exxon Mobil Corp.	(1,141,140)
(8,000)		Hess Corp.	(525,040)
		TOTAL	(1,666,180)
		Road & Rail—(2.2)%
(11,000)		CSX Corp.	(777,480)
(8,000)		Norfolk Southern Corp.	(1,352,000)
		TOTAL	(2,129,480)
		Semiconductors & Semiconductor Equipment—(2.4)%
(6,000)		ASML Holding N.V., ADR	(1,284,000)
(4,000)		Nvidia Corp.	(979,440)
		TOTAL	(2,263,440)
		Software—(4.3)%
(5,000)	[1]	Guidewire Software, Inc.	(431,000)
(5,000)	[1]	Salesforce.com, Inc.	(685,750)
(5,000)	[1]	ServiceNow, Inc.	(879,800)
(3,000)	[1]	Splunk, Inc.	(288,300)

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—continued
(8,000)	[1]	Tableau Software, Inc., Class A	$(824,560)
(8,000)	[1]	Workday, Inc., Class A	(992,160)
		TOTAL	(4,101,570)
		Textiles Apparel & Luxury Goods—(1.3)%
(16,000)		Nike, Inc., Class B	(1,230,560)
		Trading Companies & Distributors—(0.7)%
(2,000)		Grainger (W.W.), Inc.	(693,120)
		TOTAL SECURITIES SOLD SHORT (Proceeds $45,015,985)	$(48,954,662)
The average market value of purchased options and written options held by the Fund throughout the period was $2,942,264 and $3,230, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At July 31, 2018, the Fund had no outstanding written options.
At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1CME E-Mini Russell 2000 Index Futures, Short Futures	100	$8,362,000	September 2018	$(22,260)
1E-Mini S&P 500 Futures, Short Futures	60	$8,451,300	September 2018	$(47,996)
[1]Euro-BONO Spanish Government Bond Futures, Short Futures	50	$8,496,457	September 2018	$(32,246)
[1]Euro-BTP Italian Government Bond Futures, Short Futures	50	$7,442,878	September 2018	$(37,793)
[1]Euro-Bund Futures, Short Futures	40	$7,557,707	September 2018	$(50,998)
[1]Euro-OAT Futures, Short Futures	40	$7,190,533	September 2018	$(79,663)
1NASDAQ 100 E-Mini Futures, Short Futures	60	$8,693,700	September 2018	$(76,306)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(347,262)
The average notional value of short futures contracts held by the Fund throughout the period was $54,719,799. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $210,600 and $228,271, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At July 31, 2018, the Fund had no outstanding foreign exchange contracts.
Net Unrealized Depreciation on Futures Contracts and value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	8,867,662
Purchases/Additions	99,490,404
Sales/Reductions	(98,788,682)
Balance of Shares Held 7/31/2018	9,569,384
Value	$9,571,298
Change in Unrealized Appreciation/Depreciation	$1,012
Net Realized Gain/(Loss)	$415
Dividend Income	$65,515
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding futures contracts.
3	Discount rate at time of purchase.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$49,686,203	$—	$—	$49,686,203
International	6,487,404	2,825,372	—	9,312,776
Debt Securities:
U.S. Treasury	—	15,993,422	—	15,993,422
Purchased Put Options	1,651,450	—	—	1,651,450
Purchased Call Options	318,550	—	—	318,550
Investment Company	9,571,298	—	—	9,571,298
TOTAL SECURITIES	$67,714,905	$18,818,794	$—	$86,533,699
Other Financial Instruments:
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(48,954,662)	—	—	(48,954,662)
Futures Contracts	(347,262)	—	—	(347,262)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(49,301,924)	$—	$—	$(49,301,924)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
REITs	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipts
9
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.4%
	Consumer Staples—24.3%
9,458,041	Altria Group, Inc.	$554,997,846
1,756,225	British American Tobacco PLC	96,779,342
3,433,960	General Mills, Inc.	158,168,198
3,948,275	Imperial Brands PLC	151,305,400
1,872,600	Kimberly-Clark Corp.	213,214,236
1,965,300	Kraft Heinz Co./The	118,409,325
1,204,725	PepsiCo, Inc.	138,543,375
6,375,903	Philip Morris International, Inc.	550,240,429
3,087,855	Procter & Gamble Co.	249,745,712
11,975,325	The Coca-Cola Co.	558,409,405
	TOTAL	2,789,813,268
	Energy—15.3%
49,040,800	BP PLC	368,473,501
2,922,174	Chevron Corp.	368,982,911
5,990,975	Exxon Mobil Corp.	488,324,372
3,618,640	Occidental Petroleum Corp.	303,712,455
3,446,200	Total S.A.	224,855,753
	TOTAL	1,754,348,992
	Financials—2.4%
1,573,875	Canadian Imperial Bank of Commerce	143,637,191
610,644	Muenchener Rueckversicherungs-Gesellschaft AG	135,498,864
	TOTAL	279,136,055
	Health Care—9.3%
1,541,325	AbbVie, Inc.	142,156,405
3,386,450	AstraZeneca PLC	260,724,473
18,485,698	GlaxoSmithKline PLC	383,576,390
1,556,125	Pfizer, Inc.	62,136,071
2,455,812	Sanofi	213,421,873
	TOTAL	1,062,015,212
	Industrials—1.7%
1,651,100	United Parcel Service, Inc.	197,950,379
	Information Technology—0.5%
815,975	Paychex, Inc.	56,318,594
	Real Estate—9.6%
4,013,575	Crown Castle International Corp.	444,824,517
1,215,000	Digital Realty Trust, Inc.	147,525,300
2,058,825	National Retail Properties, Inc.	91,844,183
2,482,014	Omega Healthcare Investors	73,690,996
574,825	Public Storage, Inc.	125,214,130
3,894,319	Ventas, Inc.	219,561,705
	TOTAL	1,102,660,831
	Telecommunication Services—16.8%
18,409,884	AT&T, Inc.	588,563,992
6,664,485	BCE, Inc.	283,209,233
12,988,166	Verizon Communications, Inc.	670,708,892
1

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Telecommunication Services—continued
160,801,339	Vodafone Group PLC	$392,388,733
	TOTAL	1,934,870,850
	Utilities—18.5%
873,790	American Electric Power Co., Inc.	62,161,421
5,972,695	Dominion Energy, Inc.	428,301,958
6,628,484	Duke Energy Corp.	541,016,864
35,578,509	National Grid- SP PLC	379,648,939
10,626,905	PPL Corp.	305,736,057
2,197,000	Public Service Enterprises Group, Inc.	113,277,320
5,995,143	Southern Co.	291,363,950
	TOTAL	2,121,506,509
	TOTAL COMMON STOCKS (IDENTIFIED COST $10,058,400,614)	11,298,620,690
	INVESTMENT COMPANY—0.9%
107,545,374	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[1] (IDENTIFIED COST $107,538,065)	107,566,883
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $10,165,938,679)	11,406,187,573
	OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	79,307,473
	TOTAL NET ASSETS—100%	$11,485,495,046
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	216,486,806
Purchases/Additions	1,739,879,180
Sales/Reductions	(1,848,820,612)
Balance of Shares Held 7/31/2018	107,545,374
Value	$107,566,883
Change in Unrealized Appreciation/Depreciation	$18,400
Net Realized Gain/(Loss)	$(19,943)
Dividend Income	$1,686,834
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$8,265,100,998	$—	$—	$8,265,100,998
International	426,846,424	2,606,673,268	—	3,033,519,692
Investment Company	107,566,883	—	—	107,566,883
TOTAL SECURITIES	$8,799,514,305	$2,606,673,268	$—	$11,406,187,573
4
Federated Global Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—105.8%
	Australia—2.6%
1,560	Amcor Ltd.	$17,463
1,405	Sonic Healthcare Ltd.	27,270
	TOTAL	44,733
	Canada—14.8%
225	Bank of Montreal	17,818
885	BCE, Inc.	37,575
569	Canadian Imperial Bank of Commerce	51,883
565	Emera, Inc.	18,291
989	Enbridge, Inc.	35,094
680	Fortis, Inc.	22,338
685	Telus Corp.	25,017
1,050	TransCanada Corp.	47,185
	TOTAL	255,201
	France—8.6%
260	BNP Paribas SA	16,925
700	Sanofi	60,870
1,045	Scor SA	40,634
470	TOTAL SA	30,685
	TOTAL	149,114
	Germany—2.2%
170	Muenchener Rueckversicherungs-Gesellschaft AG	37,745
	Italy—1.0%
580	Autostrade SpA	17,209
	Japan—2.5%
600	Japan Tobacco, Inc.	17,051
1,000	NTT DOCOMO, Inc.	25,705
	TOTAL	42,756
	Singapore—1.3%
9,290	Singapore Telecom Ltd.	21,940
	Spain—1.0%
850	Red Electrica Corp. SA	18,036
	Sweden—1.7%
2,675	Skandinaviska Enskilda Banken AB, Class A	28,619
	Switzerland—2.5%
140	Zurich Insurance Group AG	43,069
	United Kingdom—20.3%
655	AstraZeneca PLC	50,398
2,670	BAE Systems PLC	22,854
6,140	BP PLC	46,106
525	British American Tobacco PLC	28,913
2,910	GlaxoSmithKline PLC	60,345
1,105	Imperial Brands PLC	42,320
3,209	National Grid PLC	34,224
1,290	SSE PLC	21,145
17,690	Vodafone Group PLC	43,141
	TOTAL	349,446
1

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—47.3%
358	AbbVie, Inc.	$33,018
760	Altria Group, Inc.	44,597
230	American Electric Power Co., Inc.	16,362
2,139	AT&T, Inc.	68,384
170	Chevron Corp.	21,466
790	Coca-Cola Co.	36,838
430	Crown Castle International Corp.	47,657
205	Digital Realty Trust, Inc.	24,891
765	Dominion Resources, Inc.	54,858
675	Duke Energy Corp.	55,093
290	Exxon Mobil Corp.	23,638
741	General Mills, Inc.	34,130
175	Kimberly-Clark Corp.	19,926
605	Kraft Heinz Co./The	36,451
430	Occidental Petroleum Corp.	36,090
225	PepsiCo, Inc.	25,875
510	Pfizer, Inc.	20,364
665	Philip Morris International, Inc.	57,389
1,045	PPL Corp.	30,065
200	Procter & Gamble Co.	16,176
205	Public Service Enterprises Group, Inc.	10,570
295	United Parcel Service, Inc., Class B	35,368
1,300	Verizon Communications, Inc.	67,132
	TOTAL	816,338
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,816,361)	1,824,206
	TOTAL INVESTMENT IN SECURITIES—105.8% (IDENTIFIED COST $1,816,361)	1,824,206
	OTHER ASSETS AND LIABILITIES-NET—(5.8)%[1]	(100,295)
	TOTAL NET ASSETS—100%	$1,723,911
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“the Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$816,338	$—	$—	$816,338
International	255,201	752,667	—	1,007,868
TOTAL SECURITIES	$1,071,539	$752,667	$—	$1,824,206
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018